Borrowings - Interest on Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest on Debt
Interest capitalized	$ 6	$ 5	$ 3
Total interest paid and accrued	1,745	1,957	1,482
Cost of financing
Interest on Debt
Interest paid	451	608	757
Interest expense
Interest on Debt
Interest paid	$ 1,288	$ 1,344	$ 723